Shareholders' equity	12 Months Ended
Mar. 31, 2018
Shareholders' equity
Shareholders' equity

17. Shareholders’ equity:

The following table presents changes in shares of the Company’s common stock outstanding for the years ended March 31, 2016, 2017 and 2018.

	Number of Shares
	Year ended March 31
	2016	2017	2018
Common stock outstanding at beginning of year	3,598,865,213	3,608,391,999	3,528,429,451
Decrease of common stock by cancellation of treasury stock	—	—	(179,000,000)
Common stock held in treasury:
Repurchases of common stock	(24,364,753)	(121,010,524)	(170,027,391)
Sales of common stock	686	468	201
Common stock issued to employees	33,879,000	40,677,400	34,115,500
Cancellation of treasury stock	—	—	179,000,000
Other net change in treasury stock	11,853	370,108	419,725

Common stock outstanding at end of year	3,608,391,999	3,528,429,451	3,392,937,486

The amount available for dividends and acquisition of treasury stock is subject to restrictions imposed by the Companies Act. Additional paid-in capital and retained earnings include amounts which the Companies Act prohibits for the use of dividends and acquisition of treasury stock. As of March 31, 2016, 2017 and 2018, the amounts available for distributions were ¥1,069,296 million, ¥1,193,497 million and ¥1,311,894 million, respectively. These amounts are based on the amounts recorded in the Company’s unconsolidated financial statements maintained in accordance with accounting principles and practices prevailing in Japan. U.S. GAAP adjustments incorporated in these consolidated financial statements but not recorded in the Company’s unconsolidated financial statements have no effect on the determination of the amounts available for distributions under the Companies Act.

Dividends on the Company’s common stock per share were ¥13.0 for the year ended March 31, 2016, ¥20.0 for the year ended March 31, 2017 and ¥20.0 for the year ended March 31, 2018.

During the year ended March 31, 2018, due to the cancellation of treasury stock on December 18, 2017, total number of issued shares and treasury stock decreased by 179,000,000 shares, respectively.

In addition to the above, the change in common stock held in treasury includes the change in common stock issued to employees under stock-based compensation plans, common stock sold to enable shareholders to hold round lots of the 100 share minimum tradable quantity (adding-to-holdings requests) or common stock acquired to create round lots or eliminate odd lots. Common stock held in treasury also includes, as of March 31, 2016, 2017 and 2018, 1,129,833 shares, or ¥2,024 million, 759,725 shares, or ¥758 million, and 340,000 shares, or ¥196 million, respectively, held by affiliated companies.

Subsequent Events

On April 26, 2018, the board of directors approved a resolution to set up a share buyback program, pursuant to the Company’s articles of incorporation set out in accordance with Article 459-1 of the Companies Act as follows: (a) total number of shares authorized for repurchase is up to 100,000,000 shares, (b) total value of shares authorized for repurchase is up to ¥70 billion and (c) the share buyback program will run from May 16, 2018, to March 29, 2019 (excluding the ten business days following the announcement of quarterly operating results).